Related parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party [Abstract]
Short-term employee benefits	$ 15	$ 17	$ 11
Long-term employee benefits	3	4	0
Total compensation expense to key management personnel	$ 18	$ 21	$ 11